Note 4 - Stockholders' Equity - Share based Compensation Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation expense	$ 337,966	$ 238,835	$ 634,082	$ 1,769,964
Research and Development Expense [Member]
Share-based compensation expense	200,337	64,583	133,334	1,091,036
General and Administrative Expense [Member]
Share-based compensation expense	$ 137,629	$ 174,252	$ 500,748	$ 678,928